8. Commitments, Contingencies and Concentrations (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2017	Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of minimum lease payments
2017	$17,100
2018	68,400
2019	5,700
$91,200

2017	$81,902
2018	68,400
2019	5,700
$156,002